Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Accounting Policies [Abstract]
Advertising costs	$ 86	$ 147	$ 1,156